Quarterly Holdings Report
for

Fidelity Advisor® Multi-Asset Income Fund

September 30, 2019

AMAI-QTLY-1119
1.9865900.104

Schedule of Investments September 30, 2019 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 32.5%
		Principal Amount(a)	Value
Convertible Bonds - 17.4%
COMMUNICATION SERVICES - 5.1%
Diversified Telecommunication Services - 0.9%
GCI Liberty, Inc. 1.75% 9/30/46 (b)		$540,000	$656,775
Intelsat SA 4.5% 6/15/25		183,000	271,363
			928,138
Entertainment - 0.8%
Live Nation Entertainment, Inc. 2.5% 3/15/23		185,000	217,649
World Wrestling Entertainment, Inc. 3.375% 12/15/23		220,000	651,062
			868,711
Interactive Media & Services - 0.5%
Twitter, Inc. 0.25% 6/15/24		487,000	515,428
Media - 2.9%
DISH Network Corp. 3.375% 8/15/26		763,000	699,065
Liberty Media Corp.:
1% 1/30/23		175,000	219,158
1.375% 10/15/23		448,000	535,181
2.25% 9/30/46		2,330,000	1,320,135
2.25% 12/1/48 (b)		180,000	205,626
			2,979,165
TOTAL COMMUNICATION SERVICES			5,291,442
CONSUMER DISCRETIONARY - 1.9%
Hotels, Restaurants & Leisure - 1.4%
Caesars Entertainment Corp. 5% 10/1/24		618,399	1,050,223
Sea Ltd. 2.25% 7/1/23		199,000	347,416
			1,397,639
Internet & Direct Marketing Retail - 0.5%
MercadoLibre, Inc. 2% 8/15/28		241,000	353,783
The Booking Holdings, Inc. 0.35% 6/15/20		137,000	204,772
			558,555
TOTAL CONSUMER DISCRETIONARY			1,956,194
ENERGY - 1.1%
Oil, Gas & Consumable Fuels - 1.1%
Scorpio Tankers, Inc. 3% 5/15/22		1,109,000	1,173,840
FINANCIALS - 0.3%
Diversified Financial Services - 0.3%
Alteryx, Inc. 1% 8/1/26 (b)		150,000	143,821
IAC Financeco, Inc. 0.875% 10/1/22 (b)		144,000	219,655
			363,476
HEALTH CARE - 1.3%
Biotechnology - 0.5%
Invitae Corp. 2% 9/1/24 (b)		162,000	160,907
The Medicines Co. 3.5% 1/15/24 (b)		155,000	332,569
			493,476
Health Care Equipment & Supplies - 0.2%
CONMED Corp. 2.625% 2/1/24 (b)		173,000	214,105
Pharmaceuticals - 0.6%
Bayer Capital Corp. BV:
5.625% 11/22/19 (b)	EUR	100,000	88,553
5.625% 11/22/19 (Reg. S)	EUR	600,000	531,321
			619,874
TOTAL HEALTH CARE			1,327,455
INDUSTRIALS - 0.1%
Machinery - 0.1%
Chart Industries, Inc. 1% 11/15/24 (b)		100,000	125,124
INFORMATION TECHNOLOGY - 6.9%
Communications Equipment - 0.2%
Liberty Interactive LLC 1.75% 9/30/46 (b)		150,000	194,325
IT Services - 0.5%
Okta, Inc. 0.125% 9/1/25 (b)		230,000	208,244
Square, Inc. 0.5% 5/15/23		246,000	273,521
			481,765
Semiconductors & Semiconductor Equipment - 2.6%
Adesto Technologies Corp. 4.25% 9/15/24 (b)		220,000	222,252
Microchip Technology, Inc.:
1.625% 2/15/27		333,000	428,675
2.25% 2/15/37		373,000	479,939
Micron Technology, Inc. 3.125% 5/1/32		197,000	845,496
NXP Semiconductors NV 1% 12/1/19		715,000	778,051
			2,754,413
Software - 3.6%
Atlassian, Inc. 0.625% 5/1/23		166,000	272,605
BlackLine, Inc. 0.125% 8/1/24 (b)		235,000	224,085
Coupa Software, Inc. 0.125% 6/15/25 (b)		487,000	532,656
DocuSign, Inc. 0.5% 9/15/23 (b)		295,000	331,062
LivePerson, Inc. 0.75% 3/1/24 (b)		731,000	852,237
Proofpoint, Inc. 0.25% 8/15/24 (b)		200,000	216,528
Q2 Holdings, Inc. 0.75% 6/1/26 (b)		376,000	415,029
SailPoint Technologies Holding, Inc. 0.125% 9/15/24 (b)		280,000	266,070
Splunk, Inc. 1.125% 9/15/25		247,000	270,002
Talend SA 1.75% 9/1/24 (b)	EUR	220,000	231,696
Zendesk, Inc. 0.25% 3/15/23		125,000	165,061
			3,777,031
TOTAL INFORMATION TECHNOLOGY			7,207,534
UTILITIES - 0.7%
Independent Power and Renewable Electricity Producers - 0.7%
NRG Energy, Inc. 2.75% 6/1/48		673,000	756,355

TOTAL CONVERTIBLE BONDS			18,201,420

Nonconvertible Bonds - 15.1%
COMMUNICATION SERVICES - 2.7%
Diversified Telecommunication Services - 0.9%
Intelsat Luxembourg SA 8.125% 6/1/23		550,000	457,705
Sprint Capital Corp. 8.75% 3/15/32		400,000	493,380
			951,085
Entertainment - 0.7%
Viacom, Inc. 6.25% 2/28/57 (c)		660,000	711,480
Media - 1.1%
Altice SA 7.625% 2/15/25 (b)		420,000	437,850
Cengage Learning, Inc. 9.5% 6/15/24 (b)		360,000	329,400
Charter Communications Operating LLC/Charter Communications Operating Capital Corp. 4.908% 7/23/25		5,000	5,495
DISH DBS Corp. 7.75% 7/1/26		300,000	305,700
Time Warner Cable, Inc. 6.55% 5/1/37		5,000	6,005
			1,084,450
Wireless Telecommunication Services - 0.0%
Sprint Communications, Inc. 7% 3/1/20 (b)		25,000	25,406
TOTAL COMMUNICATION SERVICES			2,772,421
CONSUMER DISCRETIONARY - 0.5%
Diversified Consumer Services - 0.5%
Laureate Education, Inc. 8.25% 5/1/25 (b)		518,000	563,325
CONSUMER STAPLES - 2.6%
Food & Staples Retailing - 0.1%
KeHE Distributors LLC / KeHE Finance Corp. 8.625% 10/15/26 (b)		80,000	81,600
Food Products - 2.5%
CF Industries Holdings, Inc. 4.95% 6/1/43		1,330,000	1,303,400
JBS Investments II GmbH 7% 1/15/26 (b)		635,000	685,159
JBS U.S.A. LLC/JBS U.S.A. Finance, Inc. 6.75% 2/15/28 (b)		385,000	426,388
JBS U.S.A. Lux SA / JBS Food Co. 5.5% 1/15/30 (b)		160,000	169,597
			2,584,544
TOTAL CONSUMER STAPLES			2,666,144
ENERGY - 4.1%
Oil, Gas & Consumable Fuels - 4.1%
Consolidated Energy Finance SA 6.5% 5/15/26 (b)		280,000	271,600
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp. 5.625% 5/1/27 (b)		225,000	229,712
DCP Midstream LLC 5.85% 5/21/43 (b)(c)		505,000	458,692
EQT Corp. 3.9% 10/1/27		50,000	43,350
MEG Energy Corp.:
6.375% 1/30/23 (b)		610,000	588,650
7% 3/31/24 (b)		895,000	863,675
NGL Energy Partners LP/NGL Energy Finance Corp. 7.5% 11/1/23		200,000	203,750
Petroleos Mexicanos:
6.75% 9/21/47		14,000	13,426
7.69% 1/23/50 (b)		390,000	406,692
QEP Resources, Inc. 5.625% 3/1/26		420,000	361,200
Range Resources Corp. 4.875% 5/15/25		385,000	317,625
SM Energy Co. 6.625% 1/15/27		300,000	258,000
The Williams Companies, Inc. 5.75% 6/24/44		20,000	23,092
Whiting Petroleum Corp. 6.625% 1/15/26		390,000	263,250
			4,302,714
FINANCIALS - 1.4%
Banks - 0.0%
Royal Bank of Scotland Group PLC 6% 12/19/23		30,000	32,980
Capital Markets - 0.1%
Goldman Sachs Group, Inc. 5.15% 5/22/45		30,000	35,682
Morgan Stanley 5% 11/24/25		30,000	33,615
			69,297
Consumer Finance - 0.2%
Ally Financial, Inc. 8% 11/1/31		150,000	206,625
Diversified Financial Services - 1.1%
Financial & Risk U.S. Holdings, Inc. 8.25% 11/15/26 (b)		830,000	916,113
GEMS MENASA Cayman Ltd. 7.125% 7/31/26 (b)		180,000	185,006
			1,101,119
TOTAL FINANCIALS			1,410,021
HEALTH CARE - 0.0%
Health Care Providers & Services - 0.0%
CVS Health Corp.:
4.1% 3/25/25		5,000	5,339
4.3% 3/25/28		4,000	4,326
4.78% 3/25/38		2,000	2,205
5.05% 3/25/48		3,000	3,412
			15,282
INDUSTRIALS - 1.8%
Aerospace & Defense - 0.8%
Bombardier, Inc. 7.5% 12/1/24 (b)		530,000	531,855
TransDigm, Inc. 7.5% 3/15/27		295,000	320,813
			852,668
Air Freight & Logistics - 0.6%
Aercap Global Aviation Trust 6.5% 6/15/45 (b)(c)		570,000	615,600
Road & Rail - 0.4%
Hertz Corp.:
5.5% 10/15/24 (b)		230,000	230,345
7.125% 8/1/26 (b)		205,000	213,969
			444,314
TOTAL INDUSTRIALS			1,912,582
INFORMATION TECHNOLOGY - 1.0%
Communications Equipment - 0.3%
Carvana Co. 8.875% 10/1/23 (b)		300,000	308,910
Electronic Equipment & Components - 0.2%
TTM Technologies, Inc. 5.625% 10/1/25 (b)		265,000	265,000
IT Services - 0.5%
Banff Merger Sub, Inc. 9.75% 9/1/26 (b)		515,000	491,568
TOTAL INFORMATION TECHNOLOGY			1,065,478
MATERIALS - 0.8%
Chemicals - 0.5%
The Chemours Co. LLC 5.375% 5/15/27		410,000	353,637
TPC Group, Inc. 10.5% 8/1/24 (b)		200,000	208,500
			562,137
Metals & Mining - 0.3%
Infrabuild Australia Pty Ltd. 12% 10/1/24(b)(d)		250,000	256,875
TOTAL MATERIALS			819,012
REAL ESTATE - 0.0%
Equity Real Estate Investment Trusts (REITs) - 0.0%
Omega Healthcare Investors, Inc. 4.5% 4/1/27		17,000	18,083
UTILITIES - 0.2%
Electric Utilities - 0.2%
Vistra Operations Co. LLC 5% 7/31/27 (b)		190,000	195,639
Independent Power and Renewable Electricity Producers - 0.0%
Dolphin Subsidiary II, Inc. 7.25% 10/15/21		14,000	15,015
TOTAL UTILITIES			210,654

TOTAL NONCONVERTIBLE BONDS			15,755,716

TOTAL CORPORATE BONDS
(Cost $33,036,616)			33,957,136

U.S. Government and Government Agency Obligations - 11.2%
U.S. Treasury Inflation-Protected Obligations - 0.1%
U.S. Treasury Inflation-Indexed Bonds 0.75% 2/15/45		20,000	22,953
U.S. Treasury Inflation-Indexed Notes:
0.375% 7/15/25		$30,000	$32,930
0.625% 1/15/26		60,000	66,516

TOTAL U.S. TREASURY INFLATION-PROTECTED OBLIGATIONS			122,399

U.S. Treasury Obligations - 11.1%
U.S. Treasury Bonds:
3% 2/15/49		81,000	96,656
3.375% 11/15/48		6,230,000	7,944,215
U.S. Treasury Notes:
1.625% 6/30/21		1,000,000	998,828
1.75% 6/30/24		1,000,000	1,008,633
2% 12/31/21		99,000	99,804
2.125% 12/31/22		80,000	81,375
2.125% 3/31/24		99,000	101,405
2.375% 5/15/29		1,000,000	1,062,227
2.625% 2/15/29		100,000	108,258
2.75% 2/28/25		110,000	116,634

TOTAL U.S. TREASURY OBLIGATIONS			11,618,035

TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $10,575,217)			11,740,434

Municipal Securities - 0.0%
Illinois Gen. Oblig. Series 2003, 5.1% 6/1/33
(Cost $14,044)		15,000	16,247

Foreign Government and Government Agency Obligations - 4.1%
Brazilian Federative Republic:		$	$
5.625% 2/21/47		1,990,000	2,230,044
10% 1/1/25	BRL	7,480,000	2,063,875
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $4,120,092)			4,293,919
		Shares	Value

Common Stocks - 42.7%
COMMUNICATION SERVICES - 3.5%
Diversified Telecommunication Services - 0.1%
Verizon Communications, Inc.		1,871	112,934
Entertainment - 0.3%
The Walt Disney Co.		2,556	333,098
Interactive Media & Services - 1.8%
Alphabet, Inc. Class A (e)		1,000	1,221,140
Twitter, Inc. (e)		15,400	634,480
			1,855,620
Media - 0.5%
Comcast Corp. Class A		7,100	320,068
Gray Television, Inc. (e)		14,000	228,480
			548,548
Wireless Telecommunication Services - 0.8%
T-Mobile U.S., Inc. (e)		2,661	209,607
Vodafone Group PLC sponsored ADR		31,400	625,174
			834,781

TOTAL COMMUNICATION SERVICES			3,684,981

CONSUMER DISCRETIONARY - 3.1%
Diversified Consumer Services - 0.2%
Laureate Education, Inc. Class A (e)		12,600	208,845
Hotels, Restaurants & Leisure - 0.7%
Marriott International, Inc. Class A		1,850	230,085
Marriott Vacations Worldwide Corp.		2,000	207,220
McDonald's Corp.		1,125	241,549
Royal Caribbean Cruises Ltd.		78	8,450
			687,304
Household Durables - 0.9%
Newell Brands, Inc.		15,200	284,544
Sony Corp. sponsored ADR		11,400	674,082
			958,626
Internet & Direct Marketing Retail - 0.2%
Pinduoduo, Inc. ADR (e)		6,400	206,208
Leisure Products - 0.2%
Peloton Interactive, Inc. Class A (e)		9,000	225,900
Multiline Retail - 0.2%
Dollarama, Inc.		4,200	150,361
Specialty Retail - 0.7%
Lowe's Companies, Inc.		6,804	748,168
TJX Companies, Inc.		233	12,987
			761,155
Textiles, Apparel & Luxury Goods - 0.0%
PVH Corp.		33	2,912

TOTAL CONSUMER DISCRETIONARY			3,201,311

CONSUMER STAPLES - 3.1%
Beverages - 0.4%
Diageo PLC		156	6,373
PepsiCo, Inc.		2,453	336,306
			342,679
Food & Staples Retailing - 0.9%
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)		5,200	159,354
Walmart, Inc.		6,804	807,499
			966,853
Food Products - 1.4%
Bunge Ltd.		900	50,958
Darling International, Inc. (e)		9,108	174,236
JBS SA		79,200	625,030
McCormick & Co., Inc. (non-vtg.)		27	4,220
Nestle SA sponsored ADR		5,850	634,140
The Kraft Heinz Co.		156	4,358
			1,492,942
Household Products - 0.1%
Colgate-Palmolive Co.		700	51,457
Procter & Gamble Co.		400	49,752
			101,209
Personal Products - 0.3%
Unilever NV		155	9,307
Unilever NV (NY Reg.)		5,450	327,164
			336,471
Tobacco - 0.0%
Altria Group, Inc.		134	5,481
Philip Morris International, Inc.		134	10,175
			15,656

TOTAL CONSUMER STAPLES			3,255,810

ENERGY - 4.6%
Oil, Gas & Consumable Fuels - 4.6%
BP PLC sponsored ADR		36,400	1,382,836
Chevron Corp.		5,546	657,756
ConocoPhillips Co.		12,112	690,142
DHT Holdings, Inc.		107,876	663,437
Enterprise Products Partners LP		14,000	400,120
Exxon Mobil Corp.		2,900	204,769
Phillips 66 Co.		78	7,987
Scorpio Tankers, Inc.		22,800	678,528
Suncor Energy, Inc.		225	7,097
The Williams Companies, Inc.		2,000	48,120
Valero Energy Corp.		78	6,649
			4,747,441
FINANCIALS - 7.2%
Banks - 6.2%
Bank of America Corp.		30,328	884,668
Citigroup, Inc.		11,600	801,328
JPMorgan Chase & Co.		11,704	1,377,444
M&T Bank Corp.		3,494	551,947
PNC Financial Services Group, Inc.		4,250	595,680
SunTrust Banks, Inc.		8,478	583,286
U.S. Bancorp		10,150	561,701
Wells Fargo & Co.		22,484	1,134,093
			6,490,147
Capital Markets - 0.6%
BM&F BOVESPA SA		33,200	348,624
State Street Corp.		4,400	260,436
			609,060
Diversified Financial Services - 0.0%
Berkshire Hathaway, Inc. Class B (e)		27	5,617
Insurance - 0.4%
Chubb Ltd.		2,354	380,030
Marsh & McLennan Companies, Inc.		78	7,804
MetLife, Inc.		152	7,168
			395,002

TOTAL FINANCIALS			7,499,826

HEALTH CARE - 3.5%
Biotechnology - 0.5%
AbbVie, Inc.		21	1,590
Amgen, Inc.		2,482	480,292
			481,882
Health Care Equipment & Supplies - 0.0%
Alcon, Inc. (e)		25	1,457
Becton, Dickinson & Co.		75	18,972
			20,429
Health Care Providers & Services - 0.2%
Cigna Corp.		24	3,643
HCA Holdings, Inc.		1,800	216,756
UnitedHealth Group, Inc.		62	13,474
			233,873
Life Sciences Tools & Services - 0.2%
10X Genomics, Inc. (e)		4,500	226,800
Pharmaceuticals - 2.6%
AstraZeneca PLC:
(United Kingdom)		104	9,286
sponsored ADR		7,600	338,732
Bayer AG sponsored ADR		17,200	304,268
Bristol-Myers Squibb Co.		11,566	586,512
Corteva, Inc.		73	2,044
Eli Lilly & Co.		5	559
Johnson & Johnson		375	48,518
Merck & Co., Inc.		4,000	336,720
Roche Holding AG:
(participation certificate)		41	11,938
sponsored ADR (e)		15,250	555,863
Sanofi SA sponsored ADR		11,578	536,409
			2,730,849

TOTAL HEALTH CARE			3,693,833

INDUSTRIALS - 3.4%
Aerospace & Defense - 1.6%
General Dynamics Corp.		2,821	515,481
Northrop Grumman Corp.		2,209	827,911
Raytheon Co.		1,400	274,666
United Technologies Corp.		71	9,693
			1,627,751
Air Freight & Logistics - 0.3%
Deutsche Post AG		9,257	309,198
Airlines - 0.3%
Delta Air Lines, Inc.		6,300	362,880
Industrial Conglomerates - 0.5%
General Electric Co.		469	4,193
Honeywell International, Inc.		3,225	545,670
			549,863
Machinery - 0.5%
Ingersoll-Rand PLC		3,806	468,937
Professional Services - 0.0%
Equifax, Inc.		29	4,079
Road & Rail - 0.2%
Norfolk Southern Corp.		1,365	245,236

TOTAL INDUSTRIALS			3,567,944

INFORMATION TECHNOLOGY - 8.4%
Communications Equipment - 0.6%
Cisco Systems, Inc.		13,036	644,109
IT Services - 0.6%
Amdocs Ltd.		29	1,917
IBM Corp.		4,300	625,306
Paychex, Inc.		42	3,476
			630,699
Semiconductors & Semiconductor Equipment - 2.3%
Lam Research Corp.		1,300	300,443
Micron Technology, Inc. (e)		21,400	916,990
NXP Semiconductors NV		4,158	453,721
Qualcomm, Inc.		8,861	675,917
			2,347,071
Software - 2.5%
CDK Global, Inc.		5,500	264,495
Cloudflare, Inc. (e)		12,400	230,268
Datadog, Inc. Class A (e)		200	6,782
Microsoft Corp.		12,758	1,773,745
SS&C Technologies Holdings, Inc.		6,600	340,362
			2,615,652
Technology Hardware, Storage & Peripherals - 2.4%
Apple, Inc.		9,851	2,206,328
Western Digital Corp.		5,300	316,092
			2,522,420

TOTAL INFORMATION TECHNOLOGY			8,759,951

MATERIALS - 2.8%
Chemicals - 0.7%
CF Industries Holdings, Inc.		14,500	713,400
Dow, Inc.		73	3,478
DowDuPont, Inc.		73	5,206
			722,084
Containers & Packaging - 0.1%
Ardagh Group SA		10,927	171,335
Metals & Mining - 2.0%
Barrick Gold Corp. (Canada)		15,400	266,421
BHP Billiton Ltd. sponsored ADR (f)		6,100	301,218
Franco-Nevada Corp.		7,600	692,510
Royal Gold, Inc.		1,400	172,494
Wheaton Precious Metals Corp.		24,300	637,191
			2,069,834

TOTAL MATERIALS			2,963,253

REAL ESTATE - 2.3%
Equity Real Estate Investment Trusts (REITs) - 2.3%
American Tower Corp.		99	21,892
Medical Properties Trust, Inc.		12,000	234,720
Simon Property Group, Inc.		3,535	550,223
Taubman Centers, Inc.		13,500	551,205
Weyerhaeuser Co.		37,300	1,033,210
			2,391,250
UTILITIES - 0.8%
Electric Utilities - 0.8%
Exelon Corp.		269	12,995
Vistra Energy Corp.		30,414	812,966
			825,961
Multi-Utilities - 0.0%
Ameren Corp.		124	9,926

TOTAL UTILITIES			835,887

TOTAL COMMON STOCKS
(Cost $40,162,553)			44,601,487

Convertible Preferred Stocks - 1.0%
ENERGY - 0.1%
Energy Equipment & Services - 0.1%
Nabors Industries, Inc. Series A, 6.00%		6,400	104,000
HEALTH CARE - 0.3%
Health Care Equipment & Supplies - 0.3%
Becton, Dickinson & Co. Series A, 6.125%		5,300	327,752
INDUSTRIALS - 0.2%
Trading Companies & Distributors - 0.2%
Avantor, Inc. Series A 6.25%		4,200	224,238
INFORMATION TECHNOLOGY - 0.4%
Semiconductors & Semiconductor Equipment - 0.4%
Broadcom, Inc. Series A 8.00%(e)		400	410,154
TOTAL CONVERTIBLE PREFERRED STOCKS
(Cost $1,033,653)			1,066,144
		Principal Amount(a)	Value

Bank Loan Obligations - 5.6%
COMMUNICATION SERVICES - 0.2%
Media - 0.2%
Cengage Learning, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.250% 6.2935% 6/7/23 (c)(g)		174,549	164,804
CONSUMER DISCRETIONARY - 2.5%
Diversified Consumer Services - 1.7%
Spin Holdco, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.250% 5.5723% 11/14/22 (c)(g)		1,518,384	1,491,813
WASH Multifamily Acquisition, Inc. Tranche B 1LN, term loan:
3 month U.S. LIBOR + 3.250% 5.2935% 5/14/22 (c)(g)		279,279	274,741
3 month U.S. LIBOR + 3.250% 5.2935% 5/14/22 (c)(g)		43,273	42,570
			1,809,124
Hotels, Restaurants & Leisure - 0.4%
Delta 2 SARL Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.5435% 2/1/24 (c)(g)		415,000	409,086
Internet & Direct Marketing Retail - 0.4%
Bass Pro Shops LLC. Tranche B, term loan 3 month U.S. LIBOR + 5.000% 7.0435% 9/25/24 (c)(g)		442,452	425,418

TOTAL CONSUMER DISCRETIONARY			2,643,628

ENERGY - 0.9%
Oil, Gas & Consumable Fuels - 0.9%
California Resources Corp.:
Tranche 1LN, term loan 3 month U.S. LIBOR + 10.375% 12.4185% 12/31/21 (c)(g)		445,000	386,318
Tranche B, term loan 3 month U.S. LIBOR + 4.750% 6.7935% 12/31/22 (c)(g)		600,000	531,498
			917,816
FINANCIALS - 0.6%
Diversified Financial Services - 0.6%
Financial & Risk U.S. Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.750% 5.7935% 10/1/25 (c)(g)		586,448	589,380
INDUSTRIALS - 0.2%
Commercial Services & Supplies - 0.2%
Lineage Logistics Holdings, LLC. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 5.0435% 2/27/25 (c)(g)		241,081	241,081
INFORMATION TECHNOLOGY - 0.9%
IT Services - 0.5%
Web.com Group, Inc.:
2LN, term loan 3 month U.S. LIBOR + 7.750% 9.7775% 10/11/26 (c)(g)		178,753	173,391
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 5.7775% 10/11/25 (c)(g)		312,217	306,782
			480,173
Software - 0.4%
Landesk Group, Inc. term loan 3 month U.S. LIBOR + 4.250% 6.3% 1/20/24 (c)(g)		258,413	257,283
Vertafore, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.2935% 7/2/25 (c)(g)		198,500	192,620
			449,903

TOTAL INFORMATION TECHNOLOGY			930,076

MATERIALS - 0.3%
Containers & Packaging - 0.3%
Flex Acquisition Co., Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 5.3189% 12/29/23 (c)(g)		361,363	347,541
TOTAL BANK LOAN OBLIGATIONS
(Cost $5,924,845)			5,834,326

Preferred Securities - 1.9%
ENERGY - 0.3%
Oil, Gas & Consumable Fuels - 0.3%
Energy Transfer Partners LP 6.25% (c)(h)		380,000	352,450
FINANCIALS - 1.3%
Banks - 1.3%
Bank of America Corp. 5.125% (c)(h)		150,000	155,438
JPMorgan Chase & Co.:
5% (c)(h)		230,000	236,325
5.15% (c)(h)		135,000	138,881
Wachovia Capital Trust III 3 month U.S. LIBOR + 0.930% 5.5698% (c)(g)(h)		765,000	767,869
			1,298,513
INDUSTRIALS - 0.3%
Industrial Conglomerates - 0.3%
General Electric Co. 5% (c)(h)		345,000	327,319
TOTAL PREFERRED SECURITIES
(Cost $1,906,847)			1,978,282
		Shares	Value

Money Market Funds - 1.0%
Fidelity Cash Central Fund 1.96% (i)		769,379	769,532
Fidelity Securities Lending Cash Central Fund 1.96% (i)(j)		275,382	275,410
TOTAL MONEY MARKET FUNDS
(Cost $1,044,941)			1,044,942
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $97,818,808)			104,532,917
NET OTHER ASSETS (LIABILITIES) - 0.0%			37,639
NET ASSETS - 100%			$104,570,556

Currency Abbreviations

BRL – Brazilian real

EUR – European Monetary Unit

Legend

 (a) Amount is stated in United States dollars unless otherwise noted.

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $15,798,445 or 15.1% of net assets.

 (c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (d) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (e) Non-income producing

 (f) Security or a portion of the security is on loan at period end.

 (g) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (h) Security is perpetual in nature with no stated maturity date.

 (i) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (j) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$16,520
Fidelity Securities Lending Cash Central Fund	1,889
Total	$18,409

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank loan obligations, foreign government and government obligations, municipal securities, preferred securities and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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